Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 27, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
Becker Value Equity Fund | Retail Class
Prospectus:
Trading Symbol	BVEFX
Becker Value Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BVEIX